January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
AeroVironment, Inc.(a)	473	$131,678
Kratos Defense & Security Solutions, Inc.(a)	2,274	234,245
		365,923
Automobiles — 2.2%
Hyundai Motor Co.	427	148,641
Tesla, Inc.(a)	1,265	544,469
		693,110
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	3,560	851,908
MercadoLibre, Inc.(a)	143	307,134
		1,159,042
Capital Markets — 0.9%
Futu Holdings Ltd., ADR(a)	927	150,702
Robinhood Markets, Inc., Class A(a)	1,247	124,052
		274,754
Communications Equipment — 3.0%
Arista Networks, Inc.(a)	3,196	453,001
Cisco Systems, Inc.	2,995	234,569
Lumentum Holdings, Inc.(a)	693	271,545
		959,115
Electrical Equipment — 2.1%
Siemens Energy AG(a)	2,307	393,067
Vertiv Holdings Co., Class A	1,457	271,264
		664,331
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	1,952	281,244
Flex Ltd.(a)	6,856	432,202
Gold Circuit Electronics Ltd.	9,000	196,534
		909,980
Entertainment — 1.7%
Spotify Technology SA(a)	477	238,667
Take-Two Interactive Software, Inc.(a)	1,414	311,504
		550,171
Financial Services — 0.2%
Klarna Group PLC(a)(b)	2,687	61,989
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	4,484	1,515,592
Meta Platforms, Inc., Class A	1,222	875,563
Tencent Holdings Ltd.	1,700	130,665
		2,521,820
IT Services — 4.5%
International Business Machines Corp.	430	131,881
MongoDB, Inc., Class A(a)	564	209,430
Shopify, Inc., Class A(a)	2,617	343,429
Snowflake, Inc.(a)	3,870	745,749
		1,430,489
Media — 0.7%
EchoStar Corp., Class A(a)	1,916	216,929
Semiconductors & Semiconductor Equipment — 45.0%
Advanced Micro Devices, Inc.(a)	3,585	848,677
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Advantest Corp.	6,400	$1,058,474
ASML Holding NV	186	266,706
Astera Labs, Inc.(a)	1,191	179,388
Broadcom, Inc.	8,199	2,716,329
Credo Technology Group Holding Ltd.(a)	791	99,210
Intel Corp.(a)	10,385	482,591
Lam Research Corp.	5,435	1,268,855
Monolithic Power Systems, Inc.	604	678,987
Nvidia Corp.	22,385	4,278,445
SK Hynix, Inc.	1,778	1,110,142
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,066	1,344,057
		14,331,861
Software — 13.6%
AppLovin Corp., Class A(a)(b)	568	268,726
Cadence Design Systems, Inc.(a)	716	212,194
Crowdstrike Holdings, Inc., Class A(a)	944	416,686
Microsoft Corp.	4,695	2,020,212
Oracle Corp.	3,464	570,105
Palantir Technologies, Inc., Class A(a)	1,121	164,327
Palo Alto Networks, Inc.(a)	2,296	406,323
Rubrik, Inc., Class A(a)	2,926	163,710
Samsara, Inc., Class A(a)	4,377	122,775
		4,345,058
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	7,169	1,860,212
Samsung Electronics Co. Ltd.	8,128	897,939
		2,758,151
Wireless Telecommunication Services — 1.6%
SoftBank Group Corp.	18,200	496,994
Total Long-Term Investments — 99.6% (Cost: $25,426,950)		31,739,717
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	392,417	392,613
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	100,000	100,000
Total Short-Term Securities — 1.5% (Cost: $492,609)		492,613
Total Investments — 101.1% (Cost: $25,919,559)		32,232,330
Liabilities in Excess of Other Assets — (1.1)%		(364,722)
Net Assets — 100.0%		$31,867,608

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,557	$374,995 (a)	$—	$60	$1	$392,613	392,417	$4,522 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(490,000)(a)	—	—	100,000	100,000	11,603	—
				$60	$1	$492,613		$16,125	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$27,040,555	$4,699,162	$—	$31,739,717
Short-Term Securities
Money Market Funds	492,613	—	—	492,613
	$27,533,168	$4,699,162	$—	$32,232,330

Portfolio Abbreviation
ADR	American Depositary Receipt